UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2006

Item 1 – Schedule of Investments.

CLOUGH GLOBAL ALLOCATION FUND

QUARTERLY STATEMENT OF INVESTMENTS

June 30, 2006    (UNAUDITED)

	Shares	Value
COMMON STOCKS 102.41%

Consumer/Retail 5.86%
B & G Foods, Inc.	67,000	$1,086,070
Bridgestone Corp. (a)	51,000	982,655
Coinmach Service Class A	50,000	512,500
Daimaru, Inc.	95,900	1,270,398
Fast Retailing Company, Ltd. (a)	15,200	1,241,873
Komeri Company, Ltd.	49,500	1,565,799
Matsumotokiyoshi Co.	20,900	531,449
Mitsukoshi, Ltd.	90,000	411,307
Nikon Corp.	86,000	1,501,468
Sapporo Holdings, Ltd.	111,000	561,596
Sugi Pharmacy Co.	8,300	164,636
Toppan Forms Company, Ltd.	38,300	487,619
Uni-Charm Corp.	47,000	2,595,596
Wacoal Holdings Corp.	33,900	475,145
Yamada Denki Co., Ltd.	3,300	336,517
		13,724,628

Energy 21.86%
Coal 0.50%
KFx, Inc. (a)	33,700	514,936
Massey Energy Company	18,100	651,600
		1,166,536

Exploration & Production 9.39%
Anadarko Petroleum Corp.	5,000	238,450
Canadian Natural Resources, Ltd.	26,600	1,473,108
Carrizo Oil & Gas, Inc. (a)	15,000	469,650
Chesapeake Energy Corp. *	46,800	1,415,700
Chevron Corp.	24,800	1,539,088
ConocoPhillips *	68,600	4,495,358
Encana Corp.	22,000	1,158,080
Hess Corp.	25,800	1,363,530
Newfield Exploration Co. (a)	34,300	1,678,642
Nexen, Inc.	9,000	508,860
OAO Gazprom - Spon ADR	54,000	2,270,700
Petrohawk Energy (a)(b)	18,000	226,800
Petroleo Brasileiro - Spon ADR	18,100	1,616,511
Range Resources Corp.	6,000	163,140
Southwestern Energy (a)	10,000	311,600
Suncor Energy, Inc.	32,000	2,592,320
Talisman Energy, Inc.	28,000	488,614
		22,010,151

Oil Services and Drillers 11.63%
Addax Petro Cor 144A (a)(c)	12,200	326,230
Addax Petroleum Corp. (a)	4,300	114,983
Baker Hughes, Inc.	22,000	1,800,700
BJ Services Company	16,900	629,694
Cooper Cameron Corp. (a)	47,200	2,254,744
Diamond Offshore Drilling, Inc. *	47,200	3,961,496

ENSCO International, Inc.	24,200	1,113,684
FMC Technologies, Inc. (a)	7,000	472,220
Global SantaFe Corp.	32,200	1,859,550
Grant Prideco, Inc. (a)	23,600	1,056,100
Halliburton Company	37,300	2,768,033
Helix Energy Solutions (a)	38,800	1,565,968
Hydril (a)	15,000	1,177,800
Noble Corp.	31,500	2,344,230
Oil States International, Inc. (a)	22,300	764,444
Rowan Companies, Inc.	31,331	1,115,070
Transocean, Inc. (a)	27,500	2,208,800
Veritas DGC, Inc. (a)	15,000	773,700
Weatherford International, Ltd. (a)	19,300	957,666
		27,265,112

Refiners 0.34%
Valero Energy Corp.	12,100	804,892
TOTAL ENERGY		51,246,691

Finance 21.64%
Banks 16.41%
Banco Itau Holding Financeira - Spon ADR	14,900	434,484
Banco Bilbao Vizcaya - Spon ADR	35,300	727,180
Banco Bradesco - Spon ADR	30,000	932,700
Bank of Ireland	8,100	144,526
Bank of New York Co., Inc.	67,000	2,157,400
Bank of Yokohama, Ltd.	626,000	4,841,052
Barclays Plc - Spon ADR	21,700	993,426
Brookline Bancorp, Inc.	40,000	550,800
Daiwa Securities Group, Inc.	541,000	6,448,130
Fidelity Bankshares, Inc.	25,470	810,455
HSBC Holdings Plc - Spon ADR	18,100	1,599,135
Joyo Bank, Ltd.	333,000	2,019,416
Mellon Financial Corp.	46,900	1,614,767
Mizuho Financial Group, Inc.	346	2,929,693
Nikko Cordial Corp.	328,000	4,196,015
Nomura Holdings, Inc. - ADR	129,000	2,425,200
Nomura Holdings, Inc.	76,000	1,424,502
Shizuoka Bank, Ltd.	202,000	2,181,685
Siam Commercial Bank	1,350,000	2,036,333
		38,466,899

Non-Bank 5.23%
Apollo Investment Corp.	414,089	7,652,365
Mitsubishi Tokyo Financial - ADR	198	2,768,263
Mitsubishi UFJ Financial Group, Inc.	105,800	1,475,910
Thomas Weisel Group (a)	19,100	363,091
		12,259,629
TOTAL FINANCE		50,726,528

Healthcare 2.00%
BioSphere Medical (a) (b)	50,000	317,500
Biosphere Medical, Inc. (a)	182,703	1,160,164
Elan Corp Plc - Spon ADR (a)	9,000	150,300
Sepracor, Inc. (a)	53,700	3,068,418
		4,696,382

Industrial 9.79%
Airport Facilities Co., Ltd.	59,000	401,101
American Science & Engineering, Inc. (a) *	43,000	2,490,560
Dresser-Rand Group, Inc. (a)	42,971	1,008,959
Empresa Brasileira de Aeronautica -Spon ADR	53,600	1,954,792
Foster Wheeler, Ltd. (a)	10,500	453,600
General Electric Co.	55,800	1,839,168
Hexcel Corp. (a)	80,800	1,269,368
Infrasource Services, Inc. (a)	12,000	218,520
Insituform Technologies - Class A (a)	30,100	688,989
Jacobs Engineering Group, Inc. (a)	9,000	716,760
Kokuyo Company, Ltd.	108,500	1,814,654
Magal Security Systems, Ltd. (a)	76,443	726,973
McDermott International, Inc. (a)	16,400	745,708
Mueller Water Products, Inc. - Class A (a)	100	1,741

Nisshinbo Industries, Inc.	130,000	1,422,230
Noritz Corp.	39,200	710,765
Olin Corp.	103,100	1,848,583
Pasona, Inc.	635	1,215,178
Primary Energy Recycling Corp. (a) (c)	116,600	1,044,522
Sasol Ltd - Spon ADR	40,340	1,558,738
Washington Group International, Inc.	10,000	533,400
Willbros Group, Inc. (a)	15,500	293,570
		22,957,879

Insurance 8.42%
ACE, Ltd.	21,400	1,082,626
Allstate Corp / The	12,500	684,125
American International Group	36,000	2,125,800
Arch Capital Group, Ltd. (a)	10,000	594,600
Arthur J Gallagher & Co.	15,600	395,304
Aspen Insurance Holdings	8,200	190,978
Axis Capital Holdings	20,000	572,200
Everest Re Group, Ltd.	30,400	2,631,728
Hanover Insurance Group, Inc.	3,500	166,110
Marsh & McLennan Cos., Inc.	33,900	911,571
PartnerRe, Ltd. *	95,500	6,116,775
Platinum Underwriters Holdings	53,600	1,499,728
RAM Holdings, Ltd. (a)	24,100	302,937
St. Paul Travelers Cos., Inc.	44,400	1,979,352
Willis Group Holdings, Ltd.	15,000	481,500
		19,735,334

Media 0.37%
Toho Co., Ltd.	44,000	878,539

Metals & Mining 2.71%
BHP Billiton, Ltd. - Spon ADR	18,300	788,181
Cia Vale do Rio Doce - ADR	29,200	701,968
Coeur d’Alene Mines Corp. (a)	273,600	1,316,016
North American Palladium, Ltd. (a)	29,700	258,390
Pan American Silver Corp. (a)	53,500	962,465
Rio Tinto Plc - Spon ADR	2,700	566,217
Sherritt International Corp.	174,900	1,750,097
		6,343,334
Real Estate 1.73%
Ashford Hospitality (a)	48,000	605,760
Goldcrest Company, Ltd.	24,700	1,210,826
TOC Co., Ltd.	25,650	135,826
Trinity Capital Plc (a)(b)	564,168	927,987
Trustreet Properties, Inc.	88,600	1,168,634
		4,049,033
REIT - 0.06%
Champion REIT (a)	270,600	134,145

Technology & Communications 14.43%
Avnet, Inc. (a)	52,800	1,057,056
Canadian Satellite (a) c)	32,000	274,048
Canadian Satellite (a)	16,000	137,024
Cisco Systems, Inc. (a)	94,500	1,845,585
CTC Media, Inc. (a)	1,300	23,738

Google, Inc. - Class A (a)	3,700	1,551,521
Micron Technology (a)	68,000	1,024,080
Microsoft Corp. *	315,100	7,341,830
Motorola, Inc.	133,900	2,698,085
News Corp - Class B	184,500	3,723,210
Oracle Corp. (a) *	341,600	4,949,784
Photon Dynamics, Inc. (a)	30,000	375,600
Radvision, Ltd. (a)	192,445	3,067,573
Research In Motion (a) *	32,500	2,267,525
Semitool, Inc. (a)	95,000	856,900
Verint Systems, Inc. (a)	9,300	271,467
Yahoo!, Inc. (a)	71,800	2,369,400
		33,834,426

Transportation 3.98%
All Nippon Airways	405,000	1,557,148
AMR Corp. (a)	31,900	810,898
Central Japan Railway Company	30	298,847
East Japan Railway Company	180	1,336,945
Gol - Linhas Aereas - ADR	58,800	2,087,400
Nippon Express Co., Ltd.	256,000	1,382,454
Tokyo Corp.	319,000	1,862,041
		9,335,733

Utilities 9.56%
British Energy Group Plc (a)	111,200	1,383,908
Duke Energy Corp.	10,000	293,700
Edison International	59,300	2,312,700
Exelon Corp.	47,000	2,671,010
FPL Group, Inc.	45,000	1,862,100
ITC Holdings Corp.	20,600	547,548
Mirant Corp. (a)	68,100	1,825,080
NiSource, Inc.	50,000	1,092,000
NRG Energy, Inc. (a)	30,000	1,445,400
PPL Corp.	28,000	904,400
Public Service Enterprise Group, Inc.	31,700	2,096,004
Reliant Energy, Inc. (a)	76,400	915,272
Southern Company	40,000	1,282,000
Southern Union Company	31,550	853,743
Williams Cos., Inc. *	125,500	2,931,680
		22,416,545

TOTAL COMMON STOCKS (Cost $216,433,538)		240,079,197

EXCHANGE TRADED FUNDS 6.46%
iShares FTSE/Xinhua China 25 Index Fund *	40,900	3,138,666
iShares MSCI Canada	28,000	665,000
iShares MSCI Hong Kong *	268,800	3,634,176
iShares MSCI Malaysia	461,100	3,361,419
iShares MSCI Pacific	20,000	2,146,000
iShares MSCI South Korea	9,000	405,630
iShares MSCI Taiwan	140,700	1,800,960

TOTAL EXCHANGE TRADED FUNDS (Cost $13,854,436)		15,151,851

PREFERRED STOCKS 1.33%
Arch Capital Group, 7.875% (a)	75,000	1,852,500
Ashford Hospitality Trust, Inc., 8.55% (a)	50,000	1,258,000

TOTAL PREFERRED STOCKS (Cost $3,107,500)		3,110,500

CLOSED-END FUNDS 0.43%
The Ottoman Fund (a) c)	515,340	1,005,388

TOTAL CLOSED-END FUNDS (Cost $896,434)		1,005,388

		Principal
	Coupon	Amount
CORPORATE BONDS 8.47%
Merrill Lynch *
06/13/2008	15.22%	3,000,000	3,066,600
Barclays Bank Plc
09/24/2007	17.00%	3,000,000	3,199,875
Barclays Bank Plc
09/26/2007	17.05%	5,000,000	5,320,325
09/28/2007	16.90%	5,000,000	5,339,475
Consolidated Edison Co. of New York *
06/15/2036 (b)	6.20%	3,000,000	2,930,469

TOTAL CORPORATE BONDS (Cost $18,994,333)			19,856,744

ASSET/MORTGAGE BACKED SECURITIES 6.30%
Federal Home Loan Mortgage Corporation (FHLMC) Gold
04/01/2036 (a) *	6.00%	10,000,000	9,850,310
06/01/2036 (a) *	6.00%	5,000,000	4,925,155

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $14,899,263)			14,775,465

GOVERNMENT & AGENCY OBLIGATIONS 11.99%
Non-U.S. Government Obligations - 2.21%
UK Treasury
09/07/2015	4.75%	2,800,000	5,190,747
U.S. Government Obligations - 9.78%
Federal Home Loan Mortgage Corporation (FHLMC)
07/15/2006 (b) *	5.50%	3,000,000	2,999,955
U.S. Treasury Bond
08/15/2022 *	7.25%	6,500,000	7,844,180
02/15/2025 *	7.625%	5,500,000	6,986,722
02/15/2031 *	5.375%	5,000,000	5,087,895
TOTAL U.S. GOVERNMENT OBLIGATIONS			22,918,752
TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $29,080,458)			28,109,499

	Expiration	Exercise	Number of
	Date	Price	Contracts
PURCHASED OPTIONS 1.85%
Call Options Purchased
iShares Lehman 20+	December, 2006	$87.00	5,000	562,500
TOTAL CALL OPTIONS PURCHASED				562,500

Put Options Purchased
Energy Select Sector	July, 2006	51.00	5,000	50,000
Ishares Russell 2000	November, 2006	71.00	5,000	1,625,000
Oil Service HOLDRS
	July, 2006	150.00	2,000	920,000
	October, 2006	145.00	1,000	860,000
Phil Gold/Silver Ind
	July, 2006	142.50	700	304,500
TOTAL PUT OPTIONS PURCHASED				3,759,500
TOTAL PURCHASED OPTIONS (Cost $8,098,730)				4,322,000

	Shares
SHORT TERM INVESTMENTS 8.06%
AIM Liquid Assets	8,000,000	8,000,000
GE Capital Corp. U.S C/P 07/17/2006 *	10,000,000	9,979,972
JP Morgan Prime	903,166	903,166

TOTAL SHORT TERM INVESTMENTS (Cost $18,883,138)
		18,883,138
Total Investments - 147.30% (Cost $324,247,830)		345,293,782

Liabilities in Excess of Other Assets - (6.71)%		(15,719,563)

Liquidation Preference of Auction Market
Preferred Shares, Series W28
(including dividends payable on preferred shares) - (40.59%)		(95,152,391)
NET ASSETS - 100.00%		$234,421,828

SCHEDULE OF OPTIONS WRITTEN

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
COVERED CALL OPTIONS WRITTEN
Energy Select Sector	July, 2006	$57.00	5,000	$(612,500)
TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $100,847)				(612,500)

PUT OPTIONS WRITTEN
Energy Select Sector	July, 2006	47.00	5,000	(12,500)
Ishares Russell 2000	November, 2006	61.00	5,000	(412,500)
Oil Service HOLDRS	July, 2006	135.00	2,000	(140,000)
	October, 2006	130.00	1,000	(395,000)
Phil Gold/Silver Ind	July, 2006	117.50	700	(7,000)
TOTAL PUT OPTIONS WRITTEN (Premiums received $2,355,032)				(967,000)
TOTAL OPTIONS WRITTEN (Premiums received $2,455,879)				$(1,579,500)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares
Cheniere Energy, Inc. (a)	(54,100)	$(2,109,900)
Comerica, Inc.	(10,000)	(519,900)
Dillards, Inc. - Class A	(34,800)	(1,108,380)
El Paso Corp.	(138,000)	(2,070,000)
Energy Select Sector	(100,000)	(5,672,000)
Factset Research Systems, Inc.	(44,400)	(2,100,120)
Frontline Limited	(26,600)	(1,006,810)
Jefferies Group, Inc.	(65,600)	(1,943,728)
LandAmerica Financial	(57,300)	(3,701,580)
Lear Corp.	(17,000)	(377,570)
Longs Drug Stores Corp.	(24,600)	(1,122,252)
MicroStrategy, Inc. (a)	(3,000)	(292,560)
Polaris Industries, Inc.	(76,900)	(3,329,770)
Royal Caribbean Cruises, Ltd.	(28,200)	(1,078,650)
Sony Corp. - ADR	(49,600)	(2,184,384)
Thor Industries, Inc.	(38,200)	(1,850,790)
Toro Co.	(55,200)	(2,577,840)
Unit Corp. (a)	(19,100)	(1,086,599)
Winnebago Industries	(18,300)	(568,032)
Wynn Resorts, Ltd. (a)	(13,400)	(982,220)
TOTAL SECURITIES SOLD SHORT (Proceeds $34,642,906)		$(35,683,085)

ADR - American Depositary Receipt

(a)                                  Non Income Producing Security

(b)                                 Private Placement; these securities may only be resold in transactions exempt from registration under the securities Act of 1933.

(c)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2006, these securities had total value of  $2,650,188 or 1.12% of net assets.

*                                         Security, or portion of security, is being held as collateral for written options and/or short sales.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of June 30, 2006

Gross appreciation (excess of
value over tax cost)	31,825,760
Gross depreciation (excess of
tax cost over value)	(9,151,808)
Net unrealized appreciation	22,673,952
Cost of investments for income tax purposes	322,619,830

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

1.  Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional

10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of June 30, 2006 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of
March 31, 2006	—	—
Positions opened	5,000	$100,847
Options expired	—	—
Options split	—	—
Outstanding, June 30, 2006	5,000	$100,847
Market Value, June 30, 2006		$(612,500)

PUT OPTIONS  WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of
March 31, 2006	12,200	$491,939
Positions opened	14,000	2,429,432
Options expired	(12,200)	(491,939)
Options split	(300)	(74,400)
Outstanding, June 30, 2006	13,700	$2,355,032
Market Value, June 30, 2006		$(967,000)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 28, 2006

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 28, 2006